Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
Intangible Assets — The Company's intangible assets as of December 31, 2014, and 2013 primarily reflect intangible assets established from its business acquisitions and are comprised of the following:

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Emission Allowances — These intangibles primarily consist of SO2 and NOx emission allowances established with the El Segundo and Walnut Creek acquisitions. These emission allowances are held-for-use and are amortized to cost of operations, with NOx allowances amortized on a straight-line basis and SO2 allowances amortized based on units of production.

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Development rights — Arising primarily from the acquisition of solar businesses in 2010 and 2011, these intangibles are amortized to depreciation and amortization expense on a straight-line basis over the estimated life of the related project portfolio.

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Customer contracts — Established with the acquisition of Northwind Phoenix, these intangibles represent the fair value at the acquisition date of contracts that primarily provide chilled water, steam and electricity to its customers. These contracts are amortized to revenues based on expected volumes.

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Customer relationships — Established with the acquisition of Northwind Phoenix and Energy Systems, these intangibles represent the fair value at the acquisition date of the businesses' customer base. The customer relationships are amortized to depreciation and amortization expense based on the expected discounted future net cash flows by year.

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PPAs — Established predominantly with the acquisitions of the Alta Wind Portfolio, Walnut Creek, Tapestry and Laredo Ridge, these represent the fair value of the PPAs acquired. These will be amortized, generally on a straight-line basis, over the term of the PPA.

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Leasehold Rights — Established with the acquisition of the Alta Wind Portfolio, this represents the fair value of contractual rights to receive royalty payments equal to a percentage of PPA revenue from certain projects. These will be amortized on a straight-line basis.

•	Other — Consists of the acquisition date fair value of the contractual rights to a ground lease for South Trent and to utilize certain interconnection facilities for Blythe.
The following tables summarize the components of intangible assets subject to amortization:

Year ended December 31, 2014	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
		(In millions)
January 1, 2014	$8	$4	$15	$66	$14	$—	$3	$110
Acquisition of Alta Wind Portfolio	—	—	—	—	1,091	86	—	1,177
Transfer of EME-NYLD-Eligible Assets	7	—	—	—	160	—	—	167
Other	1	—	—	—	4	—	—	5
December 31, 2014	16	4	15	66	1,269	86	3	1,459
Less accumulated amortization	—	(1)	(5)	(2)	(26)	(2)	—	(36)
Net carrying amount	$16	$3	$10	$64	$1,243	$84	$3	$1,423

Year ended December 31, 2013	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
	(In millions)
January 1, 2013	$8	$4	$15	$7	$4	$—	$3	$41
Business acquisition/transfer	—	—	—	59	10	—	—	69
December 31, 2013	8	4	15	66	14	—	3	110
Less accumulated amortization	—	(1)	(4)	(1)	(1)	—	—	(7)
Net carrying amount	$8	$3	$11	$65	$13	$—	$3	$103

The Company recorded amortization of $29 million, $4 million and $1 million during the years ended December 31, 2014, 2013 and 2012. Of these amounts, $28 million for the year ended December 31, 2014 was recorded as contra-revenue reflecting the amortization of the fair value of the acquired intangible assets. The following table presents estimated amortization of the Company's intangible assets for each of the next five years:

Year Ended December 31,	Total
(In millions)
2015	$58
2016	71
2017	71
2018	71
2019	72

The weighted average amortization period related to the intangibles acquired in the year ended December 31, 2014 was 22 years for power purchase agreements and 21 years for leasehold rights.
Out-of-market contracts — The out-of-market contract liability represents the out-of-market value of the PPA for the Blythe solar project and the out-of-market value of the land lease for Alta Wind XI Holding Company, LLC, as of their respective acquisition dates. The Blythe solar project's liability of $5 million is recorded to other non-current liabilities and is amortized to revenue on a units-of-production basis over the twenty-year term of the agreement. The Alta Wind XI Holding Company, LLC's liability of $5 million is recorded to other non-current liabilities and is amortized to cost of operations on a straight-line basis over the term of the land lease. At December 31, 2014, accumulated amortization of out-of-market contracts was $2 million and amortization expense was less than $1 million for the year ended December 31, 2014.